Earnings per share (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 26, 2021	Dec. 31, 2020
Schedule of net income (loss) per common share

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Numerator:
Net loss - basic and diluted	$(30,799,160)	$—	$(20,079,161)	$—
Less: Income attributable to common stock subject to possible redemption	—	—	—	—
Net loss available to common shares	$(30,799,160)	$—	$(20,079,161)	$—
Demoninator:
Weighted average number of shares - basic	16,954,225	6,037,500	18,394,339	6,037,500
Warrants	—	—	—	—
Weighted average number of shares - diluted	16,954,225	6,037,500	18,394,339	6,037,500
Basic and diluted loss available to common shares	$(1.82)	$—	$(1.09)	$—

			For the period from
			March 13, 2018
	Twelve months ended December 31,		(inception) through
	2020	2019	December 31, 2018
Numerator:
Net loss - basic and diluted	$(28,890,395)	$—	$—
Less: Income attributable to common stock subject to possible redemption	(6,913)	—	—
Net loss available to common shares	$(28,897,308)	$—	$—
Demoninator:
Weighted average number of shares - basic	9,654,569	6,037,500	6,037,500
Warrants	—	—	—
Weighted average number of shares - diluted	9,654,569	6,037,500	6,037,500
Basic and diluted loss available to common shares	$(2.99)	$—	$—

Hman Group holdings Inc and subsidiaries
Schedule of net income (loss) per common share

	Thirteen weeks ended June 26, 2021			Twenty-six weeks ended June 26, 2021
	Earnings	Shares	Per Share	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(3,385)	553	$(6)	$(12,355)	553	$(22)
Dilutive effect of stock options	$—	—	$—	$—	—	$—
Net loss per diluted common share	$(3,385)	$553	$(6)	$(12,355)	$553	$(22)

	Thirteen weeks ended June 27, 2020			Twenty-six weeks ended June 27, 2020
	Earnings	Shares	Per Share	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss	$(5,037)	544	$(9)	$(19,841)	544	$(36)
Dilutive effect of stock options	$—	—	$—	$—	—	$—
Net loss per diluted common share	$(5,037)	$544	$(9)	$(19,841)	$544	$(36)